Expense Example - Service - BlackRock Total Return Fund - Service Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	$ 929